Schedule of Operating Lease Costs (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Cost	$ 134	[1]	$ 295	[1]	$ 1,344	[2]	$ 1,187	[2]
Business Membership Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Cost	0		155		620		668
Month To Month Lease Arrangement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating Lease, Cost	$ 0		$ 76		$ 396		$ 320

[1]	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the three months ended March 31, 2024 and 2023 of $
[2]	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the years ended December 31, 2023 and 2022 of $